Commitments and Contingencies (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Firm transportation agreements(1)(4)	$ 7,421,000,000
Unconditional purchase obligations(2)	8,417,000,000
Lease rentals and exploration work agreements	1,156,000,000
Obligations to fund equity investee(3)	653,000,000
Minimum future payments for commitments	18,650,000,000
Operating agreements(1)	1,003,000,000
Firm transportation agreements(1)(4)	7,421,000,000
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Firm transportation agreements(1)(4)	552,000,000
Unconditional purchase obligations(2)	1,766,000,000
Lease rentals and exploration work agreements	74,000,000
Obligations to fund equity investee(3)	54,000,000
Minimum future payments for commitments	2,543,000,000
Operating agreements(1)	97,000,000
Firm transportation agreements(1)(4)	552,000,000
After 1 year but no more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Firm transportation agreements(1)(4)	2,396,000,000
Unconditional purchase obligations(2)	3,327,000,000
Lease rentals and exploration work agreements	244,000,000
Obligations to fund equity investee(3)	319,000,000
Minimum future payments for commitments	6,667,000,000
Operating agreements(1)	381,000,000
Firm transportation agreements(1)(4)	2,396,000,000
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Firm transportation agreements(1)(4)	4,473,000,000
Unconditional purchase obligations(2)	3,324,000,000
Lease rentals and exploration work agreements	838,000,000
Obligations to fund equity investee(3)	280,000,000
Minimum future payments for commitments	9,440,000,000
Operating agreements(1)	525,000,000
Firm transportation agreements(1)(4)	4,473,000,000
Husky Midstream Limited Partnership
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Firm transportation agreements(1)(4)	1.7
Operating agreements(1)	1.2
Firm transportation agreements(1)(4)	1.7
Subject to regulatory approval or not yet in service [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Firm transportation agreements(1)(4)	1.7	$ 1.6
Firm transportation agreements(1)(4)	$ 1.7	$ 1.6